Note 42 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income and Expenses
Other Operating Income
Other operating income (Millions of euros)
	2018	2017	2016
Gains from sales of non-financial services	458	1,109	882
Of which: Real estate	283	884	588
Other	491	330	390
Of which: net profit from building leases	21	61	76
Total	949	1,439	1,272

Other Operating Expenses
Other operating expense (Millions of euros)
	2018	2017	2016
Change in inventories	292	886	617
Of Which: Real estate	248	816	511
Other	1,808	1,337	1,511
Total	2,101	2,223	2,128